Shareholders' Equity	12 Months Ended
Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Shareholders' Equity
Shareholders’ equity

Common stock

BNY Mellon has 3.5 billion authorized shares of common stock with a par value of $0.01 per share. At Dec. 31, 2014, 1,118,227,559 shares of common stock were outstanding.

Common stock repurchase program

On March 14, 2013, in connection with the Federal Reserve’s non-objection to our 2013 capital plan, the Board of Directors authorized a stock purchase program providing for the repurchase of an aggregate of $1.35 billion of common stock. On March 26, 2014, in connection with the Federal Reserve’s non-objection to our 2014 capital plan, the Board of Directors authorized a new stock purchase program providing for the repurchase of an aggregate of $1.74 billion of common stock beginning in the second quarter of 2014 and continuing through the first quarter of 2015. Share repurchases may be executed through repurchase plans designed to comply with Rule 10b5-1 and through derivative, accelerated share repurchase and other structured transactions. In 2014, we repurchased 46.2 million common shares at an average price of $36.13 per common share for a total of $1.67 billion. At Dec. 31, 2014, the maximum dollar value of shares that may yet be purchased under the March 26, 2014 program, including employee benefit plan repurchases, totaled $425 million.

Preferred stock

BNY Mellon has 100 million authorized shares of preferred stock with a par value of $0.01. The table below summarizes BNY Mellon’s preferred stock issued and outstanding at Dec. 31, 2014 and Dec. 31, 2013.

Preferred stock summary			Liquidation preference per share (in dollars)	Total shares issued and outstanding
						Carrying value (a)
(dollars in millions, unless otherwise noted)		Per annum dividend rate		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013
Series A	Noncumulative Perpetual Preferred Stock	Greater of (i) three-month LIBOR plus 0.565% for the related distribution period; or (ii) 4.000%	$100,000	5,001	5,001	$500	$500
Series C	Noncumulative Perpetual Preferred Stock	5.2%	$100,000	5,825	5,825	568	568
Series D	Noncumulative Perpetual Preferred Stock	4.50% commencing Dec. 20, 2013 to but excluding June 20, 2023, then a floating rate equal to the three-month LIBOR plus 2.46%	$100,000	5,000	5,000	494	494
Total				15,826	15,826	$1,562	$1,562

(a)	The carrying value of the Series C and Series D preferred stock is recorded net of issuance costs.

Holders of both the Series A and Series C preferred stock are entitled to receive dividends on each dividend payment date (March 20, June 20, September 20 and December 20 of each year), if declared by BNY Mellon’s Board of Directors. Holders of the Series D preferred stock are entitled to receive dividends, if declared by our board of directors, on each June 20 and December 20, to but excluding June 20, 2023; and on each March 20, June 20, September 20 and December 20, from and including June 20, 2023. BNY Mellon’s ability to declare or pay dividends on, or purchase, redeem or otherwise acquire, shares of our common stock or any of our shares that rank junior to the preferred stock as to the payment of dividends and/or the distribution of any assets on any liquidation, dissolution or winding-up of BNY Mellon will be prohibited, subject to certain restrictions, in the event that we do not declare and pay in full preferred dividends for the then current dividend period of the Series A preferred stock or the last preceding dividend period of the Series C and Series D preferred stock.

All of the outstanding shares of the Series A preferred stock are owned by Mellon Capital IV, which will pass through any dividend on the Series A preferred stock to the holders of its Normal Preferred Capital Securities. All of the outstanding shares of the Series C and Series D preferred stock are held by the depositary of the depositary shares, which will pass through the applicable portion of any dividend on the Series C and Series D preferred stock to the holders of record of their respective depositary shares.
On Dec. 22, 2014, The Bank of New York Mellon Corporation paid the following dividends for the noncumulative perpetual preferred stock for the dividend period ending in December 2014 to holders of record as of the close of business on Dec. 5, 2014:

•
$1,011.11 per share on the Series A Preferred Stock (equivalent to $10.1111 per Normal Preferred Capital Security of Mellon Capital IV, each representing 1/100th interest in a share of Series A Preferred Stock);

•	$1,300.00 per share on the Series C Preferred Stock (equivalent to $0.3250 per depositary share, each representing a 1/4,000th interest in a share of the Series C Preferred Stock); and

•	$2,250.00 per share on the Series D Preferred Stock (equivalent to $22.50 per depositary share, each representing a 1/100th interest in a share of the Series D Preferred Stock).

The preferred stock is not subject to the operation of a sinking fund and is not convertible into, or exchangeable for, shares of our common stock or any other class or series of our other securities. Subject to the restrictions in BNY Mellon’s 2007 replacement capital covenant, subsequently amended on May 8 and Sept. 11, 2012, we may redeem the Series A preferred stock, in whole or in part, at our option. We may also, at our option, redeem the shares of the Series C preferred stock in whole or in part, on or after the dividend payment date in September 2017 and the Series D preferred stock in whole or in part, on or after the dividend payment date in June 2023. Both the Series C or Series D preferred stock can be redeemed in whole but not in part at any time within 90 days following a regulatory capital treatment event (as defined in the Certificate of Designations of the Series C preferred stock and the Certificate of Designations of the Series D preferred stock).

Terms of the Series A preferred stock, Series C preferred stock, and Series D preferred stock are more fully described in each of their Certificate of Designations, each of which is filed as an Exhibit to BNY Mellon’s Annual Report on Form 10-K for the year ended Dec. 31, 2014.

Temporary equity

Temporary equity was $229 million at Dec. 31, 2014 and $230 million at Dec. 31, 2013. Temporary equity represents amounts recorded for redeemable non-controlling interests resulting from equity-classified share-based payment arrangements that are currently redeemable or are expected to become redeemable. The current redemption value of such awards is classified as temporary equity and is adjusted to its redemption value at each balance sheet date.

Capital adequacy

Regulators establish certain levels of capital for bank holding companies and banks, including BNY Mellon and our bank subsidiaries, in accordance with established quantitative measurements. For the Parent to maintain its status as a financial holding company, our bank subsidiaries and BNY Mellon must, among other things, qualify as “well capitalized”.

As of Dec. 31, 2014 and Dec. 31, 2013, BNY Mellon and our bank subsidiaries were considered “well capitalized” on the basis of the Tier 1 and Total capital to risk-weighted assets ratios and the leverage capital ratio (Tier 1 capital to quarterly average assets as defined for regulatory purposes).

Our consolidated and largest bank subsidiary, The Bank of New York Mellon, regulatory capital ratios are shown below.

Consolidated and largest bank subsidiary regulatory capital ratios (a)	Dec. 31,
	2014	2013
Consolidated regulatory capital ratios: (b)
CET1	11.2%	N/A
Tier 1 capital ratio	12.2	16.2%
Total (Tier 1 plus Tier 2) capital ratio	12.5	17.0
Leverage capital ratio	5.6	5.4

The Bank of New York Mellon regulatory capital ratios:
Tier 1 capital ratio	13.0%	14.6%
Total (Tier 1 plus Tier 2) capital ratio	13.2	15.1
Leverage capital ratio	5.2	5.3

(a)
At Dec. 31, 2014, the CET1, Tier 1 and Total risk-based regulatory capital ratios are based on Basel III components of capital, as phased-in, and asset risk-weightings using the Advanced Approach framework. At Dec. 31, 2014, the leverage capital ratio is based on Basel III components of capital and quarterly average total assets, as phased-in. At Dec. 31, 2013, the regulatory capital ratios are determined under Basel I rules. Includes full capital credit for certain capital instruments outstanding at Dec. 31, 2013. A phase-out of non-qualifying instruments began on Jan. 1, 2014. For BNY Mellon to qualify as “well capitalized,” its Tier 1 and Total (Tier 1 plus Tier 2) capital ratios must be at least 6% and 10%, respectively. For The Bank of New York Mellon, our largest bank subsidiary, to qualify as “well capitalized,” its Tier 1, Total and leverage capital ratios must be at least 6%, 10% and 5%, respectively. For The Bank of New York Mellon to qualify as “adequately capitalized,” its Tier 1, Total and leverage capital ratios must be at least 4%, 8% and 3%, respectively.

(b)
Risk-based capital ratios at Dec. 31, 2014 include the net impact of the total consolidated assets of certain consolidated investment management funds in risk-weighted assets. These assets were not included in Dec. 31, 2013 risk-based ratios. The leverage capital ratio was not impacted.

If a financial holding company such as BNY Mellon fails to qualify as “well capitalized”, it may lose its status as a financial holding company, which may restrict its ability to undertake or continue certain activities or make acquisitions that are not generally permissible for bank holding companies without financial holding company status. If The Bank of New York Mellon or BNY Mellon, N.A. fails to qualify as “well capitalized”, it may be subject to higher FDIC assessments.

If a bank holding company such as BNY Mellon or bank such as The Bank of New York Mellon or BNY Mellon, N.A. fails to qualify as “adequately capitalized”, regulatory sanctions and limitations are imposed.

The following table presents the components of our transitional Basel III CET1, Tier 1 and Tier 2 capital, the Basel III risk-weighted assets determined under the Standardized and Advanced Approaches and the average assets used for leverage capital purposes at Dec. 31, 2014.

Components of transitional Basel III capital (a) (in millions)	Dec. 31, 2014

CET1:
Common shareholders’ equity	$36,326
Goodwill and intangible assets	(17,111)
Net pension fund assets	(17)
Equity method investments	(314)
Deferred tax assets	(4)
Other	4
Total CET1	18,884
Other Tier 1 capital:
Preferred stock	1,562
Trust preferred securities	156
Disallowed deferred tax assets	(14)
Net pension fund assets	(69)
Other	(17)
Total Tier 1 capital	20,502

Tier 2 capital:
Trust preferred securities	156
Subordinated debt	298
Allowance for credit losses	280
Other	(11)
Total Tier 2 capital - Standardized Approach	723
Excess of expected credit losses	13
Less: Allowance for credit losses	280
Total Tier 2 capital - Advanced Approach	$456

Total capital:
Standardized Approach	$21,225
Advanced Approach	$20,958

Risk-weighted assets:
Standardized Approach	$125,562
Advanced Approach:
Credit Risk	$120,122
Market Risk	3,046
Operational Risk	45,112
Total Advanced Approach	$168,280

Average assets for leverage capital purposes	$368,140

(a)	On a regulatory basis as determined under the Final Capital Rules.
The following table presents the components of our Basel I Tier 1 and Total risk-based capital, the Basel I risk-weighted assets as well as average assets used for leverage capital purposes at Dec. 31, 2013.

Components of Basel I Tier 1 and Total risk-based capital (a) (in millions)	Dec. 31, 2013
Tier 1 capital:
Common shareholders’ equity	$35,959
Preferred stock	1,562
Trust preferred securities	330
Adjustments for:
Goodwill and intangible assets (b)	(20,001)
Pensions/cash flow hedges	891
Securities valuation allowance	(387)
Merchant banking investments	(19)
Total Tier 1 capital	18,335
Tier 2 capital:
Qualifying unrealized gains on equity securities	1
Qualifying subordinated debt	550
Qualifying allowance for credit losses	344
Total Tier 2 capital	895
Total risk-based capital	$19,230
Total risk-weighted assets	$113,322
Average assets for leverage capital purposes	$336,787

(a)	On a regulatory basis as determined under Basel I rules.

(b)
Reduced by deferred tax liabilities associated with non-tax deductible identifiable intangible assets of $1,222 million and deferred tax liabilities associated with tax deductible goodwill of $1,302 million.

The following table presents the amount of capital by which BNY Mellon and our largest bank subsidiary, The Bank of New York Mellon, exceeded the capital thresholds determined under the transitional rules at Dec. 31, 2014.

Capital above thresholds at Dec. 31, 2014
(in millions)	Consolidated		The Bank of New York Mellon
CET1	$12,153	(a)	N/A
Tier 1 capital (b)	10,405		$8,305
Total capital (b)	4,130		3,834
Leverage capital	5,776	(a)	551	(b)

(a)	Based on 4.0% respective minimum required ratios under the Final Capital Rules.

(b)	Based on well capitalized standards.